OTHER PROVISIONS, CURRENT AND NON-CURRENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements
Balance at the beginning of the year	$ 57,412,406	$ 50,070,273
Additional provisions	48,639	948,632
Increase (decrease) in existing provisions	6,359,467	5,903,714
Used provision (payments made charged to the provision)	(3,108,988)	(3,717,687)
Reversal of unused provision	(15,654,522)	(788,215)
Increase (decrease) due to foreign exchange rate differences	3,638,425	4,995,689
Balance at the end of the year	$ 48,695,427	$ 57,412,406